Note 9 - Notes Payable (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015	Apr. 28, 2016	Apr. 27, 2016	Mar. 24, 2016	Feb. 16, 2016	Dec. 31, 2014
Debt Instrument, Face Amount		$ 275,050
Stated Interest Rate		0.00%
Interest Payable, Current	$ 24,661	$ 6,210
Principal Balance Outstanding		275,050
Proceeds from notes payable		387,000
Convertible notes payable, discount	42,797	$ 122,084					$ 0
Mile High Brands
Debt Instrument, Face Amount						$ 7,500
Stated Interest Rate						10.00%
Interest Payable, Current	464
Former Employee
Debt Instrument, Face Amount					$ 33,717
Principal Balance Outstanding	20,217
Jeff Holmes
Debt Instrument, Face Amount				$ 27,000
Stated Interest Rate				1.00%
Interest Payable, Current	115
Proceeds from notes payable	$ 25,000
Convertible notes payable, discount				$ 2,000
Maturity Date	Oct. 26, 2016
Class of Warrant, Outstanding			5,000	5,000